Noncontrolling Interests - (Narrative) (Detail) In Millions, unless otherwise specified	1 Months Ended			6 Months Ended	12 Months Ended				1 Months Ended						6 Months Ended
	Aug. 31, 2011 USD ($)	Jul. 30, 2009 USD ($)	Jul. 07, 2009	Jun. 30, 2011 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Aug. 31, 2010	Aug. 31, 2010 Genworth Canada CAD	Jul. 30, 2009 Genworth Canada USD ($)	Jul. 07, 2009 Genworth Canada	Aug. 31, 2010 Brookfield Life Assurance Company Limited CAD	Jul. 30, 2009 Brookfield Life Assurance Company Limited	Jul. 07, 2009 Brookfield Life Assurance Company Limited	Jun. 30, 2011 Brookfield Life Assurance Company Limited CAD
Noncontrolling Interest [Line Items]
Date of initial public offering of Genworth Canada, our indirect subsidiary			Jul. 07, 2009
Common shares of Genworth Canada that were sold in initial public offering			44.7								5.1			39.6
Percentage of Genworth Canada common share owned by parent company at time of initial public offering											61.80%
Exercisable period granted by selling shareholder, days			30
Over-Allotment Option, maximum additional common shares available to purchase from the Selling Shareholder														6.7
Over-Allotment Option, common shares of Genworth Canada sold pursuant to the Over-Allotment Option													5
Gross proceeds from initial public offering and Over-Allotment Option		$ 820
Expenses paid related to Genworth Canada stock issuance transaction		50
Gross proceeds remaining in subsidiary from stock issuance										22
Repurchase of subsidiary shares through substantial issuer bid, number of shares				6.2					12.3
Common shares repurchased, value				160					325
Brookfield proportionate tender in issuer bid												187			90
Percentage of Genworth Canada common shares owned by parent company				57.50%	57.50%			57.50%
Estimated market value of common shares, used in intercompany transaction to increase statutory capital	375
Dividend paid to noncontrolling interests					$ 67	$ 43	$ 10